HARTFORD SMALL COMPANY HLS FUND
Hartford Small Company HLS Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks growth of capital.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable contract level or by a qualified pension or retirement plan and would be higher if such fees and expenses were included. You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - HARTFORD SMALL COMPANY HLS FUND	Class IA	Class IB
Management fees	0.73%	0.73%
Distribution and/or service (12b-1) fees	none	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.78%	1.03%

Example.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same

•                  You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - HARTFORD SMALL COMPANY HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class IA	80	249	433	966
Class IB	105	328	569	1,259

Expense Example, No Redemption - HARTFORD SMALL COMPANY HLS FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class IA	80	249	433	966
Class IB	105	328	569	1,259

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks its investment objective by investing primarily in common stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities, and may trade securities actively. The Fund seeks its investment objective by employing a multi-portfolio manager structure whereby portions of the Fund’s assets are allocated among different portfolio management teams that employ distinct investment styles intended to complement one another. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

The Fund defines small capitalization companies as companies with market capitalizations within the collective range of the Russell 2000 and S&P SmallCap 600 Indices. As of December 31, 2017, this range was approximately $14.8 million to $9.4 billion. The market capitalization range of these indices changes over time.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Small Cap Securities Risk −Investments in small capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Growth Investing Style Risk −If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Asset Allocation Risk −The risk that if the Fund's strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Active Trading Risk −Active trading could increase the Fund's transaction costs (thus adversely affecting performance).

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Include the Fund's performance when a portion of the Fund's portfolio was managed by a previous sub-adviser

•    Would be lower if the effect of sales charges or other fees that may be applied at the contract or plan level were included.

The bar chart:

•    Shows how the Fund's total return has varied from year to year

•    Shows the returns of the Fund's Class IA shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's Class IB shares differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 17.84% (2nd quarter, 2009) Lowest -26.17% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. For more information regarding returns see “Performance Notes” in the Fund’s statutory prospectus.
Average annual total returns for periods ending December 31, 2017
Average Annual Total Returns - HARTFORD SMALL COMPANY HLS FUND	Average Annual Returns, Label	1 Year	5 Years	10 Years
Class IA	Class IA	26.36%	12.84%	6.90%
Class IB	Class IB	26.05%	12.56%	6.64%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	15.21%	9.19%